Other investments (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets measured at fair value through other comprehensive income [abstract]
Schedule of other investments	The Group holds the following investments:

Figures in million – SA rand	2024	2023	2022
Designated at FVTOCI investments:
Rand Mutual Assurance Company Limited	197	166	149
Furuya Metal Company Limited[1]	515	500	455
Aldebaran[2]	608	304	238
Generation Mining Limited[3]	64	106	322
ioneer Limited[4]	272	277	643
Century[5]	—	—	258
Other	8	22	98
Mandatorily measured at FVTPL investments:
Verkor S.A. (Verkor)[6]	904	951	554
EnHyWhere	41	107	78
Other	562	452	380
Amortised cost investments	336	294	165
Total other investments	3,507	3,179	3,340
1The Group holds approximately 4.89% in Furuya Metal Company Limited which is incorporated in Japan and listed on the Tokyo Stock Exchange. Its main business is the manufacture/sale of industrial-use precious metals
2The Group holds 14.34% in Aldebaran which is incorporated in Canada and listed on the Toronto Stock Exchange (TSX). Aldebaran is a mineral exploration company
3The Group holds 13.85% in Generation Mining Limited which is incorporated in Canada and listed on the TSX. Generation Mining Limited is in the process of developing the
Marathon copper-palladium project
4The Group holds 6.19% in ioneer Limited (ioneer) which is incorporated in Australia. ioneer is an emerging lithium-boron producer listed on the Australian Securities
Exchange (ASX) and currently owns 100% of the Rhyolite Ridge lithium-boron project (Rhyolite Ridge) in Nevada in the US. The fair value of the investment is based on the listed share price of ioneer at 31 December 2024 (see note 36.2)
5On 27 October 2021, Sibanye-Stillwater entered into a subscription agreement with Century Resources Limited incorporated in Australia (and listed on the ASX), where the
Group agreed to purchase ordinary shares as part of a capital raising by Century. The aggregate investment represented a 19.9% ownership interest at 31 December
2022. The Group acquired a 100% shareholding in Century during 2023
6On 22 March 2022, the Group, through its wholly-owned subsidiary, Sibanye Battery Metals Proprietary Limited, invested in Verkor by subscribing for a €25 million
(R409 million) convertible bond. Verkor is a French Gigafactory project aiming to enter the European battery materials market as a manufacturer of low-carbon footprint batteries for application in electric vehicles and large-scale stationary storage markets. The convertible bond was converted into preference shares during September
2023. The convertible bond was recognised as an investment measured at fair value, with net gains and losses recognised in profit or loss. Subsequent to conversion, the preference shares continue to be measured at fair value through profit or loss. During September 2023, the Group also subscribed for a further €15 million (R303 million)
preference share investment, which is measured at fair value through profit or loss. The fair value of the total investment in Verkor amounted to R904 million at 31
December 2024 (2023: R951 million, 2022: R554 million), with R46 million (2023: R93 million gain, 2022: R145 million gain) recognised as a fair value loss for the year ended 31
December 2024